19. Share-based Compensation (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock-based compensation expense	$ 315	$ 821	$ 2,726
Options [Member]
Fair value of vested shares	351	690	1,382
Continuing Operations [Member]
Stock-based compensation expense	$ 315	$ 821	$ 2,726